Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The breakdown of the Group´s borrowing by currency is included in Note 2 - Interest rate risk.

Evolution of the Group's borrowings as December 31, 2017 and 2016 is as follow:

	2017	2016
Amount at the beginning of the year	635,396	723,339
Issuance of senior notes	495,678	—
Proceeds from long term loans	232,433	167,385
Payments of long term loans	(602,700)	(277,913)
Proceeds from short term loans	106,730	257,395
Payments of short term loans	(64,787)	(272,033)
Payments of interest	(39,118)	(45,473)
Accrued interest	51,005	46,470
Exchange differences and translation, net	(4,588)	32,583
Others	7,909	3,643
Amount at the end of the year	817,958	635,396
The maturity of the Group's borrowings (excluding obligations under finance leases) and the Group's exposure to fixed and variable interest rates is as follows:

	2017	2016
Fixed rate:
Less than 1 year	132,998	67,682
Between 1 and 2 years	35,762	43,630
Between 2 and 3 years	20,097	40,047
Between 3 and 4 years	20,130	21,857
Between 4 and 5 years	16,310	21,116
More than 5 years	495,754	20,239
	721,051	214,571
Variable rate:
Less than 1 year	21,833	137,331
Between 1 and 2 years	22,871	150,517
Between 2 and 3 years	17,945	81,947
Between 3 and 4 years	18,215	18,457
Between 4 and 5 years	11,164	18,309
More than 5 years	4,774	14,083
	96,802	420,644
	817,853	635,215
The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2017			2016
		(In millions)		Millions of Reais		Millions of equivalent Dollars	Millions of equivalent Dollars
Banco Do Brasil (1)	October 2012	R$	130.0	R$	91.3	27.6	33.7	November 2022	2.94% with 15% of bonus performance
Itau BBA FINAME Loan (2)	December 2012	R$	45.9	R$	25.2	7.6	9.3	December 2022	2.50%
Itau BBA	March 2013	R$	75.0	R$	-	-	5.8	-	CDI + 3.20%
Banco do Brasil / Itaú BBA Finem Loan (3)	September 2013	R$	273.0	R$	176.5	53.4	67.3	January 2023	6.77%
BNDES Finem Loan (4)	November 2013	R$	215.0	R$	136.9	41.4	50.3	January 2023	3.75%
ING / Rabobank / ABN / HSBC / Credit Agricole / Caixa Geral / Galena (7)	January 2015	US$	160.0		-	-	98.0	-	LIBOR 3M plus 4.40%
ING / Rabobank / Bladex / Credit Agricole / Votorantim / ABN (7)	August 2015	US$	110.0		-	-	110.0	-	LIBOR 3M plus 4.65%
Rabobank (7)	February 2016	US$	40.0		-	-	40.0	-	LIBOR 3M plus 3.50%
Tokyo-Mitsubishi (5)	August 2016	US$	30.0		-	30.0	30.0	August 2019	6.35%
Bradesco (7)	July 2016	R$	90.0		-	-	27.6	-	CDI + 2.10%
Votorantim (6)	July 2016	US$	15.0		-	10.0	15.0	June 2019	LIBOR 3M plus 4.60%

(1)
Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; (iii) a first degree mortgage of the Takuare farm; and (iv) liens over the Ivinhema mill and equipment.

(2)
Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; (iii) a first degree mortgage of the Takuare farm; and (iv) liens over the Ivinhema mill and equipment.

(3)
Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; (iii) a first degree mortgage of the Takuare farm; (iv) liens over the Ivinhema mill and equipment; and (v) power sales contract.

(4)	Collateralized by (i) liens over the Ivinhema mill and equipment; and (ii) power sales contracts.

(5)	Collateralized by sales contracts.

(6)	Collateralized by (i) power sales contract and (ii) sales contracts.

(7)	These loans were prepaid in 2017, with the proceeds of the Notes 2027.

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2017	2016
		(In millions)	(In millions)	(In millions)
IDB Tranche A (1)	Feb-09	USD 20	US$3.1	US$6.2	Nov-18	6.11% per annum
IFC Tranche A (2)	Dec-16	USD 25	US$24.67	US$25.00	Sep-21	4.3% plus LIBOR
IFC Tranche B (2)	Dec-16	USD 25	US$24.93	US$25.00	Sep-23	4% plus LIBOR

(1): Collateralized by property, plant and equipment with a net book value of US$ 24.77 million, by a mortgage over (i) Carmen and La Rosa farms which are property of Adeco Agropecuaria S.A. and (ii) El Meridiano farm which is the property of Pilagá S.A.

(2): Collateralized by a US$ 75 million mortgage over Carmen farm, which is property of Adeco Agropecuaria S.A.

	2017	2016
Non-current
Senior Notes	495,707	—
Bank borrowings	167,315	430,202
Obligations under finance leases	38	102
	663,060	430,304
Current
Senior Notes	8,250	—
Bank overdrafts	6,214	90
Bank borrowings	140,367	204,923
Obligations under finance leases	67	79
	154,898	205,092
Total borrowings	817,958	635,396